SEGMENTED INFORMATION DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
SEGMENTED INFORMATION DISCLOSURE

14.SEGMENTED INFORMATION

The Company has one operating segment, the exploration of mineral properties, and two geographical segments. All of the Company’s equipment is located in Chile, and the exploration and evaluation assets are located in Chile and in Canada as follows:

	Chile		Canada
	January 31, 2025	January 31, 2024	January 31, 2025	January 31, 2024
Equipment	$28,694	$38,935	$-	$-
Exploration and evaluation assets	710,945	700,852	258,500	-
	$739,639	$739,787	$258,500	$-